Critical accounting judgments and estimates	12 Months Ended
Dec. 31, 2022
Critical accounting judgments and estimates
Critical accounting judgments and estimates

4Critical accounting judgments and estimates

The preparation of the Group’s consolidated financial statements in conformity with the above requirements requires Management to make certain critical accounting estimates and assumptions that affect the reported amounts of assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revision to accounting estimates are recognised in the period in which the estimate is revised and in any future periods affected. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of asset or liability affected in future periods. Such estimates and assumptions are as follows:

4.1Hyperinflationary economies

The Group exercises significant judgement in determining the onset of hyperinflation in countries in which it operates and whether the functional currency of its subsidiaries is currency of a hyperinflationary economy.

Various characteristics of the economic environments of Argentina and Turkey are considered. These characteristics include, but are not limited to, whether:

●	the general population prefers to keep its wealth in non-monetary assets or in a relatively stable foreign currency;
●	prices are quoted in a relatively stable foreign currency;
●	sales or purchase price stake expected losses of purchasing power during a short credit period into account;
●	interest rates, wages and prices are linked to a price index; and
●	the cumulative inflation rate over three years is approaching, or exceeding, 100%.

Management exercises judgement as to when a restatement of the financial statements of a Group entity becomes necessary. Following management’s assessment, the Group’s subsidiaries in Argentina and Turkey have been accounted for as entities operating in hyperinflationary economies.

The results, cash flows and financial positions of such subsidiaries have been expressed in terms of the current measuring units at the reporting date. The inflation adjusted financial information, is stated in terms of current Argentinian Peso and Turkish Lira at the reporting date using the respective Consumer Price Index (CPI) for both countries as supplied by the National Institute of Statistics and Censuses of the Argentine Republic (INDEC) and the Turkish Statistical Institute, respectively.

4Critical accounting judgments and estimates (continued)

4.2Business combinations

The Group records tangible and intangible assets acquired and liabilities assumed in business combinations under the acquisition method of accounting. Acquisition consideration typically includes cash payments and equity issued as consideration. In acquisitions where no consideration is transferred, goodwill is measured based on the fair value of the acquiree. Amounts paid for each acquisition are allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition inclusive of identifiable intangible assets. The estimated fair value of identifiable assets and liabilities, including intangibles, are based on valuations that use information and assumptions available to management. The Group allocates any excess purchase price over the fair value of the tangible and identifiable intangible assets acquired and liabilities assumed to goodwill.

Significant management judgments and assumptions are required in determining the fair value of assets acquired and liabilities assumed, particularly for acquired intangible assets, including estimated useful lives. The valuation of purchased intangible assets is based upon estimates of the future performance and discounted cash flows of the acquired business. Each asset acquired or liability assumed is measured at estimated fair value from the perspective of a market participant.

4.3Capitalization of development costs

The Group capitalizes expenditures for the development of technology to the extent that it is expected to meet the criteria in accordance with IAS 38 Intangible Assets. The decision to capitalize is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits.

During the year ended 31 December 2022, development costs of $1,666,934 million (31 December 2021: $2,222) were capitalized based on a model whereby a percentage is allocated to employee related expenses based on the time spent on the development of assets. All employee expenses included in this balance relate to employees in the product and engineering departments, and the percentage attributable varies dependent on the nature of the work performed and the type of asset being developed.

4.4Impairment of assets

The carrying values of long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. If any indication exists, then the asset’s recoverable amount is estimated. Determining the recoverable amount is subjective and requires management to estimate future growth, profitability, discount and terminal growth rates, and project future cash flows, among other factors. Future events and changing market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows.

If it is concluded that a definite or indefinite long-lived asset is impaired, a loss in an amount equal to the excess of the carrying value of the asset over its fair value at the date of impairment is recognized. The fair value at the date of the impairment becomes the new cost basis and will result in a lower depreciation expense than for periods before the asset’s impairment.

4.5Earnout liabilities

The Group uses accounting estimates in measuring the fair value of its earnouts liabilities. The Group used a Monte Carlo simulation based on the frequency that each tranche vests to value the dilutive impact of per share. The assumptions used in the valuation are disclosed in Note 33.

4Critical accounting judgments and estimates (continued)

4.6Derivative warrant liabilities

The Group’s derivative liabilities related to its public and private warrants are measured using appropriate valuation method. Public warrants derivative liabilities was measured using Binomial lattice model while Black-Scholes Options Pricing Model (“BSOPM”) was used to value the private warrants. The assumptions used in the valuation are disclosed in Note 33.

4.7Leases

i)Determination of lease term

IFRS 16 requires the Group to assess the lease term as the non-cancellable lease term in line with the lease contract together with the period for which the Group has extension options which the Group is reasonably certain to exercise and the periods for which the Group has termination options for which the Group is not reasonably certain to exercise those termination options. The Group assesses the options to extend or terminate their leases offices in multiple locations of operations. Management has not assessed the lease extension term where such clauses are required to be mutually agreed between the Group and the lessor. In cases where the lease extension is solely at the discretion of the Group as a lessee, Management is reasonably certain that such leases will not be renewed beyond the non-cancellable lease term and no extension options have been exercised.

ii)Discount rate

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the lessee’s incremental borrowing rate is used, being the rate that the individual lessee would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security, and conditions.

4.8Deferred tax asset

Deferred tax is recognised and provides for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax reflects the manner of recovery of underlying assets and is measured at the prevailing tax rates that are expected to be applied to the temporary differences when they reverse. A deferred tax asset is recognised to the extent that it is probable that future taxable profits will be available against which temporary differences can be utilized. Deferred tax assets are reviewed periodically and reduced to the extent that it is no longer probable that the related tax benefit will be realised. Deferred tax assets have been recognised by a certain subsidiary of the Group on their trading losses where utilisation is probable, given that there is probable future taxable gain to offset against these losses. The Group continuously reviews the recoverability of the deferred tax asset for any significant changes to these assumptions.

4.9Share-based payments

The Group issued share-based payment awards to employees starting from May 2017. While there was a mutual understanding with the employees regarding the terms of the award, its formal approval was pending, and therefore “grant date” was not achieved. The grant date will be achieved on an “exit event” which includes “merger, consolidation, sale of assets, or other change in control of the Parent Company, or otherwise in accordance with the terms of the Option Rules and the Award agreement”. However, the cost of awards is recognised in advance of the grant date, over the period services are rendered by the employees, by estimating the fair value of the equity instruments at the end of each reporting period to comply with the requirements of IFRS.

4	Critical accounting judgments and estimates (continued)

4.9Share-based payments (continued)

During 2022, the exit event was achieved and all the awards outstanding were given a grant date of 31 March 2022, which was the exit date. The employees are eligible to exercise their vested options in accordance with the SEC rules which include a lock-up period of 6 months after the exit event. The exit event is not a vesting condition.

The shares awarded charge is amortised over the period services are rendered by the employees.

4.10ECL assumptions

The Group estimates the expected credit loss under the simplified approach using a provision matrix which applies the relevant loss rates to the outstanding trade receivable balances (i.e. an aged analysis). Different loss rates are determined depending on the number of days that the trade and other receivables are outstanding. Depending on the diversity of the end-user base, the Group uses appropriate groupings (known as customer segments) based on homogeneous risk characteristics.

The estimates mainly involve the following:

●	Determining appropriate customer segments – Estimating the risk characteristics and concluding whether a group of customers will exhibit similar loss patterns in the future;
●	Appropriateness of historical loss rates – Estimating whether the macroeconomic outlook for the prior periods is consistent with the current outlook or if any adjustment is needed;
●	Default definition – Management defines its policy of what is considered as a default which is consistent with the internal credit risk management policy of the Group. The default definition includes the impact of qualitative factors wherever necessary; and
●	Forward-looking analysis – Management assesses whether in the past, there has been a plausible relationship between the macroeconomic indicators and the historical loss patterns. In case there is a plausible relationship and a strong correlation, Management estimates the impact of the future economic outlook on the loss patterns based on forecasted statistics.

The Group uses a simplified approach which includes a provision matrix for large portfolio of customers which have similar risk characteristics (through ‘determining appropriate customer segments’ discussed above) to calculate expected credit losses (ECL) for trade receivables and other receivables based on the Group’s historical observed default rates, derived from the number of days past due for various customer segments that have similar loss patterns. These historical observed default rates are then adjusted for forward-looking information through the forward looking analysis discussed above.

The assessment of the correlation between historical observed default rates, forecast economic conditions and resulting ECL is a significant estimate. The amount of ECL is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of the customer’s actual default in the future.